BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2024
General Information [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The Unaudited Condensed Consolidated Interim Financial Statements of Frontline plc (“Frontline” or the “Company”) have been prepared on the same basis as the Company’s Audited Consolidated Financial Statements and should be read in conjunction with the Annual Consolidated Financial Statements and accompanying Notes included in the Annual Report on Form 20-F for the year ended December 31, 2023, filed with the Securities and Exchange Commission on April 26, 2024. The results of operations for the interim period ended June 30, 2024 are not necessarily indicative of the results for the year ending December 31, 2024.

The Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with IAS 34 Interim Financial Reporting. The Unaudited Condensed Consolidated Interim Financial Statements include the assets and liabilities of the Company and its subsidiaries.

These Unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Board of Directors on September 27, 2024.